Expense Example, No Redemption - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - FidelityIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 467
3 Years	609
5 Years	764
10 Years	1,213
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	140
3 Years	437
5 Years	755
10 Years	1,466
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	463
3 Years	597
5 Years	742
10 Years	1,166
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	542
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	100
5 Years	174
10 Years	$ 393